Income Taxes (Details 2) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$ 880,066	$ 59,881
Operating lease
Net operating loss carrying forwards	1,792,122	2,139,793
Deferred tax assets	2,672,188	2,199,674
Deferred tax liabilities
Operating lease right of use assets
Less: Valuation allowance	(2,672,188)	(2,199,674)
Deferred tax assets, net